RELATED PARTY TRANSACTIONS (Details Narrative)			6 Months Ended		11 Months Ended	12 Months Ended
	Aug. 20, 2021 USD ($) ft²	Aug. 20, 2021 MYR (RM) ft²	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Aug. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2020 USD ($)
Revenue from Contract with Customer, Excluding Assessed Tax			$ 4,448,521	$ 3,976,190
Office Lease Agreements [Member] | Zenapp [Member]
Payments for Rent					$ 3,850		$ 4,200
Three Sub Tenancy Agreements [Member] | Zenapp [Member]
Payments for Rent	$ 2,424	RM 10,000
Area of Land | ft²	4,800	4,800
Payment Solution Services Related Party [Member]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 2,763			$ 7,566